Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
DocumentDocumentAndEntityInformationAbstract
Entity Registrant Name	HIGHLANDS BANKSHARES INC /VA/
Entity Central Index Key	0001008579
Document Period End Date	Dec. 31, 2014
Document Type	10-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY